SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 29, 2018 USD ($) item	Sep. 29, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jul. 01, 2017 USD ($)	Apr. 01, 2017 USD ($)	Dec. 29, 2018 USD ($) item	Dec. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)
Revenue Recognition
Retained earnings	$ 839,917				$ 736,212				$ 839,917	$ 736,212
Number of markets in which the entity operates (in markets) | item	3								3
Total Gross Sales									$ 4,565,749	4,006,203	$ 3,297,377
Sales Allowances									(76,569)	(65,021)
Total Net Sales	$ 988,179	$ 1,212,702	$ 1,294,440	$ 993,857	$ 966,091	$ 1,056,586	$ 1,072,375	$ 846,130	$ 4,489,180	3,941,182	$ 3,240,493
Change %									14.00%
Change % in sales allowances									17.80%
Change % in net sales									13.90%
FOB Shipping Point Revenue
Revenue Recognition
Total Gross Sales									$ 4,440,098	3,867,781
Change %									14.80%
Construction Contract Revenue
Revenue Recognition
Total Gross Sales									$ 125,651	$ 138,422
Change %									(9.20%)
Construction Contract Revenue | North
Revenue Recognition
Total Gross Sales									$ 77,800
Construction Contract Revenue | West
Revenue Recognition
Total Gross Sales									$ 47,800
Minimum
Revenue Recognition
Number of days revenue is recognized									2 days
Period of time invoices are due									45 days
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-12-30 | Construction Contract Revenue
Revenue Recognition
Number of months to complete contract projects	6 months								6 months
Maximum
Revenue Recognition
Number of days revenue is recognized									3 days
Period of time invoices are due									60 days
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2018-12-30 | Construction Contract Revenue
Revenue Recognition
Number of months to complete contract projects	18 months								18 months
Adjustment | ASU 2014-09
Revenue Recognition
Retained earnings												$ 0